Schedule of Segment (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Revenue
Revenues, net	$ 5,961,901	$ 7,844,606		$ 8,333,053	$ 10,385,661	$ 13,847,548		$ 21,810,317
Cost of revenue
Total cost of revenue	4,935,695	6,494,335		7,155,034	9,448,104	12,597,472		19,165,477
Gross profit	1,026,206	1,350,271		1,178,019	937,557	1,250,076		2,644,840
Operating expenses
Provision for credit losses					115,558	154,077		399,278
Depreciation	64,587	84,983		83,195	127,758	170,344		161,711
Administrative expenses	825,974	1,086,808		1,142,906	1,547,493	2,063,324		2,290,312
Total operating expenses	825,974	1,086,808		1,142,906	1,663,051	2,217,401		2,689,590
(Loss) Income from operations	200,232	263,463		35,113	(725,494)	(967,325)		(44,750)
Other income (expense)
Interest expenses, net	(7,818)	(10,287)		(42,559)	(49,440)	(65,921)		(77,104)
Finance expense, net	(1,466)	(1,929)		(3,289)	(3,205)	(4,273)		(8,096)
Other income	72,146	94,929		110,890	105,492	140,656		99,543
Foreign exchange gain (loss), net	(77,669)	(102,196)		3,542	35,144	46,859		(2,906)
Total other incomes (expenses), net	(14,807)	(19,483)		68,584	87,991	117,321		11,437
Nonoperating Income (Expense)	(14,807)	(19,483)		68,584	87,991	117,321		11,437
Income (loss) before provision for income taxes	185,425	243,980		103,697	(637,503)	(850,004)		(33,313)
Income tax (expense) benefit				79,033	26,728	35,638		37,998
Net income (loss)	$ 185,425	$ 243,980	$ 18,252	$ 24,664	(610,775)	(814,366)	$ 3,516	4,685
Chief Operating Decision Maker [Member]
Revenue
Revenues, net					10,385,661	13,847,548		21,810,317
Cost of revenue
Subcontracting costs					3,612,927	4,817,236		8,612,283
Material costs					2,764,789	3,686,385		6,282,505
Labor costs					1,819,236	2,521,648		3,048,639
Equipment rental costs					128,936	171,915		477,253
Overhead costs					1,050,216	1,400,288		744,797
Total cost of revenue					9,448,104	12,597,472		19,165,477
Gross profit					937,557	1,250,076		2,644,840
Operating expenses
Provision for credit losses					115,558	154,077		399,278
Employees’ salaries and benefit					800,228	1,066,971		895,520
Depreciation					127,757	170,343		161,712
Legal and Professional fees					348,932	465,242		905,287
Administrative expenses					270,576	360,768		330,793
Total operating expenses					1,663,051	2,063,324		2,689,590
(Loss) Income from operations					(725,494)	(967,325)		(44,750)
Other income (expense)
Interest expenses, net					(49,440)	(65,921)		(77,104)
Finance expense, net					(3,205)	(4,273)		(8,096)
Other income					105,492	140,656		99,543
Foreign exchange gain (loss), net					35,144	46,859		(2,906)
Total other incomes (expenses), net					87,991	117,321		11,437
Nonoperating Income (Expense)					87,991	117,321		11,437
Income (loss) before provision for income taxes					(637,503)	(850,004)		(33,313)
Income tax (expense) benefit					26,728	35,638		37,998
Net income (loss)					(610,775)	(814,366)		4,685
Chief Operating Decision Maker [Member] | Supply Materials [Member]
Revenue
Revenues, net					1,012	1,350		4,701
Chief Operating Decision Maker [Member] | Revenue From Contracts [Member]
Revenue
Revenues, net					$ 10,384,649	$ 13,846,198		$ 21,805,616